Subsequent events (Detail) $ / shares in Units, € in Millions, $ in Millions	Jul. 29, 2025 USD ($) $ / shares shares	Jul. 29, 2025 EUR (€) shares	Jul. 30, 2025 shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)				302,704,726	302,704,726
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	14,100,000	14,100,000	26,800,000
Shares issued price (in USD per share) | $ / shares	$ 8.95
Sale or issue of treasury shares	$ 126.4	€ 108.4
Outstanding ordinary shares percentage			10.00%
Major ordinary share transactions | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)			12,700,000